MORGAN LEWIS


May 4, 2016

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


Re:      The KP Funds (File Nos. 333-188279 and 811-22838)
         -------------------------------------------------

Ladies and Gentlemen:

On behalf of our client, The KP Funds (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), this letter certifying that the forms of Prospectuses and Statement of Additional Information dated May 1, 2016 for the Trust's KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP International Equity Fund, KP Fixed Income Fund, KP Retirement Path 2015 Fund, KP Retirement Path 2020 Fund, KP Retirement Path 2025 Fund, KP Retirement Path 2030 Fund, KP Retirement Path 2035 Fund, KP Retirement Path 2040 Fund, KP Retirement Path 2045 Fund, KP Retirement Path 2050 Fund, KP Retirement Path 2055 Fund, and KP Retirement Path 2060 Fund that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust's Post-Effective Amendment No. 5, which was filed with the U.S. Securities and Exchange Commission via EDGAR (Accession Number 0001135428-16-001305) on April 29, 2016.

Please do not hesitate to contact the undersigned at 215.963.5862 should you have any questions.

Very truly yours,


/s/ David Freese
----------------
David Freese




                               MORGAN, LEWIS & BOCKIUS LLP

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